Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage		0.00%	0.00%
Uncertain tax benefits		$ 0	$ 0	$ 0	$ 0
Federal net operating loss carryforwards		26,705,200	15,325,300
State net operating loss carryforwards		13,043,900	9,175,400
Interest and penalties		$ 0	$ 0
Open tax year		2016
Open tax audits, description		The Company has no open tax audits with any taxing authority as of December 31, 2023.
Domestic Tax Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire		$ 124,500
Operating loss carryforwards indefinitely		26,580,700
State and Local Jurisdiction [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Operating loss carryforwards to expire		10,666,100
Operating loss carryforwards indefinitely		$ 2,377,800
Forecast [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective tax rate, percentage	0.00%